Subsequent Events - Additional Information (Detail) $ in Thousands			1 Months Ended	6 Months Ended	12 Months Ended
	Apr. 14, 2016	Jun. 02, 2015 USD ($)	Aug. 11, 2016 USD ($) shares	Jun. 30, 2015 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($) shares
Subsequent Event [Line Items]
Proceeds from issuance of common stock | $		$ 9,200		$ 9,254	$ 9,266	$ 1,886
Reverse stock split ratio	0.1
Lincoln Park Capital Fund, LLC [Member]
Subsequent Event [Line Items]
Number of common stock sold | shares						50,000
Subsequent Events [Member] | Lincoln Park Capital Fund, LLC [Member]
Subsequent Event [Line Items]
Number of common stock sold | shares			35,000
Proceeds from issuance of common stock | $			$ 82